CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
CASH, CASH EQUIVALENTS AND RESTRICTED CASH
Schedule of cash and cash equivalents

Cash and cash equivalents consist of the following (in thousands):

	December 31, 2020
					Cash and
	Amortized	Unrealized	Unrealized	Fair	Cash
	Cost	Gains	Losses	Value	Equivalents
Cash	$209,327	$—	$—	$209,327	$209,327
Money market funds	103,472	—	—	103,472	103,472
Total	$312,799	$—	$—	$312,799	$312,799

	December 31, 2019
					Cash and
	Amortized	Unrealized	Unrealized	Fair	Cash
	Cost	Gains	Losses	Value	Equivalents
Cash	$65,938	$—	$—	$65,938	$65,938
Money market funds	18,108	—	—	18,108	18,108
Total	$84,046	$—	$—	$84,046	$84,046

Schedule of reconciliation of cash and cash equivalents and restricted cash

A reconciliation of cash and cash equivalents and restricted cash from the consolidated balance sheets to the consolidated statements of cash flows is shown below (in thousands):

	June 30,	June 30,
	2021	2020
Cash and cash equivalents	$160,646	$117,050
Restricted cash	12,077	42,413
Total	$172,723	$159,463

A reconciliation of cash and cash equivalents and restricted cash from the consolidated balance sheets to the consolidated statements of cash flows is shown below (in thousands):

	December 31,
	2020	2019
Cash and cash equivalents	$312,799	$84,046
Restricted cash	12,077	12,394
Total	$324,876	$96,440